Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rent expense - additional disclosures
Rental expenses	¥ 231,900	¥ 146,300	¥ 139,400
Total
Commitments
2018	1,645,537
2019	468,391
2020	274,061
2021	272,652
Beyond 2021	64,890
Total	2,725,531
Rental Commitments
Commitments
2018	247,422
2019	131,175
2020	83,650
2021	72,446
Beyond 2021	48,403
Total	583,096
Server Custody Fee Commitments
Commitments
2018	46,276
2019	15,022
2020	14,208
2021	11,069
Total	86,575
Capital Commitments
Commitments
2018	904,596
2019	49,945
2020	15,811
Total	970,352
Office Machines and Other Commitments
Commitments
2018	447,243
2019	272,249
2020	160,392
2021	189,137
Beyond 2021	16,487
Total	¥ 1,085,508